Uncertain tax positions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Unrecognized Tax Benefits
Balance beginning of period	$ 0.0	$ 0.0	$ 0.0
Increases as a result of positions taken in prior periods	0.0	0.0	0.0
Increases as a result of positions taken during the current period	9.0
Increases as a result of positions taken during the current period		0.0	0.0
Decreases as a result of positions taken in prior periods	0.0	0.0	0.0
Decreases as a result of positions taken in the current period	$ 0.0	0.0	0.0
Balance end of period		$ 0.0	$ 0.0